Debt Financing (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Financing
Schedule of amount of principal payments

Principal
Payments
Period ending June 30:	(in thousands)
2023 (remaining 6 months)	$—
2024	2,500
2025	5,000
2026	2,500
Total	$10,000

Principal
Payments
(in thousands)
Period ending December 31:
2023	$—
2024	2,500
2025	5,000
2026	2,500
Total	$10,000